Schedule of Provision (benefit) from Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Federal				$ 300,000
State
Foreign			(2,581)	24,722
Total current			(2,581)	324,722
Federal			(5,671,861)	(4,136,258)
State
Foreign
Total deferred			(5,671,861)	(4,136,258)
Income tax provision (benefit)			$ (5,674,442)	$ (3,811,536)